Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions	NOTE 11 – RELATED PARTY TRANSACTIONS Related party transactions are discussed in Notes 11 and 12.

NOTE 17 – RELATED PARTY TRANSACTIONS

During 2017 and part of 2018, the Company leased a building from the former owner of BCS for $9,000 per month, which was believed to be the current fair market value of similar buildings in the area. These amounts are included in the lease disclosure schedule, Note 14.

In addition, on August 2, 2017, the Company entered into a Consulting agreement with Carlos J. Nissenson, a principal shareholder of the Company and a family member of a Director of the Company. The terms and condition of the contract are as follows:

●	24 month term with 90 day termination notice by the Company

●	A monthly fee of $15,000 and a one-time signatory fee of 600,000 restricted shares

●	1,500,000 warrants to buy shares at $0.11 having a four year life and a vesting period of 12 months in 4 quarterly and equal installments, subject to Mr. Nissenson’ s continuous service to the Company

●	In case the Company procures debt financing during the term of this agreement, without any equity component, Mr. Nissenson shall be entitled to 3% of the gross funds raised, however if the Company is required to pay a success fee to another external entity, then Mr. Nissenson shall be entitled to only 2% of the gross funds raised

●	In addition to the above, in the event of an equity financing resulting in gross proceeds of at least $3,000,000 to the Company within 24 months of the date the contract, Mr. Nissenson shall further be entitled to certain warrants to be granted by the Company which upon their exercise pursuant to their terms, Mr. Nissenson shall be entitled to receive QUEST shares which represent 3% of the QUEST issued share capital immediately prior to the consummation of such investment. The warrants will carry an exercise price per warrant/share representing 100% of the closing price per share as closed in the equity financing. This section and the issue of the warrant by QUEST are subject to the approval of the Board of Directors of QUEST. However, if the Board does not approve the issuance of warrants; then Mr. Nissenson will be entitled to a fee with the equivalent value based on a Black Scholes valuation

●	In addition to the above, Mr. Nissenson will be entitled to a $ 50,000 one-time payment which shall be paid on the 1st day that the QUEST shares become traded on the NASDAQ or NYSE Stock Market within 24 months of the date of the contract

●	In addition to the aforementioned, in the event that the Company shall close any M&A transaction with a third party target, Mr. Nissenson shall be entitled to a success fee in the amount equal to 3% of the total transaction price, in any combination of cash and shares that will be determined by QUEST

Additional related party transactions are discussed in Notes 11 and 15.